UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

 George Travers     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $456,702 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    12557  1841190 SH       SOLE                  1841190        0        0
ASHLAND INC NEW                COM              044209104     8224   186320 SH       SOLE                   186320        0        0
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106     6424   432002 SH       SOLE                   432002        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106      937    49575 SH       SOLE                    49575        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    20305   433501 SH       SOLE                   433501        0        0
CIT GROUP INC                  COM NEW          125581801    25046   824705 SH       SOLE                   824705        0        0
CONSOL ENERGY INC              COM              20854P109     8146   240075 SH       SOLE                   240075        0        0
GANNETT INC                    COM              364730101    49116  5153844 SH       SOLE                  5153844        0        0
HALLIBURTON CO                 COM              406216101     8318   272535 SH       SOLE                   272535        0        0
ISHARES TR                     PUT              464287955   196497  2973000 SH  PUT  SOLE                  2350500        0        0
KKR & CO L P DEL               COM UNITS        48248M102     3984   383124 SH       SOLE                   383124        0        0
PENN NATL GAMING INC           COM              707569109     9294   279175 SH       SOLE                   279175        0        0
POPULAR INC                    COM              733174106     3053  2035293 SH       SOLE                  2035293        0        0
ROWAN COS INC                  COM              779382100    13418   444438 SH       SOLE                   444438        0        0
SOLUTIA INC                    COM NEW          834376501     9547   742930 SH       SOLE                   742930        0        0
TENET HEALTHCARE CORP          COM              88033G100    55220 13435413 SH       SOLE                 13435413        0        0
TENNECO INC                    COM              880349105    11345   442990 SH       SOLE                   442990        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    15271   466567 SH       SOLE                   466567        0        0